CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income/(loss)	¥ 142,436	$ 20,716	¥ (53,600)	¥ 50,843
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	2,419	352	(10,424)	22,275
Other comprehensive income/(loss)	2,419	352	(10,424)	22,275
Comprehensive income/(loss)	144,855	21,068	(64,024)	73,118
Add: comprehensive loss attributable to non-controlling interests	522	76	5,626	3,080
Comprehensive income/(loss) attributable to RISE Education Cayman Ltd	¥ 145,377	$ 21,144	¥ (58,398)	¥ 76,198